Property, plant and equipment - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Hotel	Dec. 31, 2020 USD ($) Hotel	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Number of open hotels | Hotel	19	23
Impairment loss recognised in profit or loss, property, plant and equipment	$ 0	$ 90
Percentage of net book value of property, plant and equipment relating to largest owned and leased hotel		1.70%
Percentage of hotel properties directly owned		7.50%	11.00%
Percentage of hotel properties held under leases for 50 years or longer		(12.00%)	(9.00%)
Property Plant And Equipment System Fund Impairment Charge		$ 5
Impairment Charge		50
US corporate headquarters [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		7
Impairment Charge		2
US corporate headquarters [Member] | System Fund [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		5
North America Hotels [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment Charge		35
Americas Region [Member] | US corporate headquarters [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment Charge		1
Central [member] | US corporate headquarters [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment Charge		1
Development Land Sites [Member] | Americas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		3
UK Portfolio [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment		$ 50
Percentage of net book value of property, plant and equipment relating to largest owned and leased hotel		10.10%